Oct. 31, 2024
BNY Mellon Concentrated Growth ETF
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Concentrated Growth ETF BNY Mellon Concentrated Growth ETF [1]
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.50%
[1]	On March 28, 2025, BNY Mellon Tax Managed Growth Fund (Predecessor Fund), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the fund (Reorganization). The fund commenced operations upon the completion of the Reorganization and continues the operations of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	BNY Mellon Concentrated Growth ETF BNY Mellon Concentrated Growth ETF USD ($)
1 Year	$ 51
3 Years	160
5 Years	280
10 Years	$ 628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year of the Predecessor Fund, the Predecessor Fund's portfolio turnover rate was 14.92% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in stocks of large-capitalization companies. "Large capitalization" companies are those that, at the time of purchase, have market capitalizations of $5 billion or more. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies considered by the fund's sub-adviser, Fayez Sarofim & Co., LLC (sub-adviser), to be "growth" companies. The sub-adviser considers "growth" companies to be companies whose revenue the sub-adviser believes is likely to grow faster than U.S. economic growth, as measured by gross domestic product, and that have the potential for growth in long-term earnings and/or cash flow per share.

In choosing stocks, the fund's sub-adviser first identifies sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then invests in growth companies within these sectors that it believes have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets and/or an expanding global presence. The fund's sub-adviser also seeks to identify companies which it considers undervalued in terms of current earnings, assets or growth prospects. The sub-adviser routinely evaluates the fund's portfolio for changing qualitative risks, which may include, but is not limited to, shifting company competitive status, turnover in company management, and adverse industry developments. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes software designed to quantify the contribution of various investment factors to overall portfolio performance and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio. The fund's portfolio typically will consist of 25-35 companies.

The fund invests principally in common stocks. The sub-adviser employs a "buy-and hold" investment strategy for the fund, which is expected to result in a low annual portfolio turnover rate.

The fund may invest up to 10% of its net assets in direct investments in foreign securities (i.e., issued by companies organized under the laws of countries other than the U.S.). In addition to direct investments in foreign securities, the fund also may invest in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the financials and technology sectors.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Risk Table - BNY Mellon Concentrated Growth ETF	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

· Growth stock risk

• Growth stock risk: The fund invests in stocks of companies the sub-adviser believes are growth companies (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

· Large-cap stock risk

• Large-cap stock risk: By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest primarily in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.

· Financials sector risk

• Financials sector risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

· Technology sector risk

• Technology sector risk: The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity or disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement or asset custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest solely in domestic securities. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

· ADR risk

• ADR risk: ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
· Authorized participants, market makers and liquidity providers risk

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

· Fluctuation of net asset value, share premiums and discounts risk

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

· Trading issues risk

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

· Non-diversification risk

• Non-diversification risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class I shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P 500® Index, a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart Best Quarter 2020, Q2: 20.86%
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns - BNY Mellon Concentrated Growth ETF	Label	1 Year	5 Years	10 Years
BNY Mellon Concentrated Growth ETF	Returns before taxes	12.52%	11.83%	11.09%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions	Returns after taxes on distributions	9.10%	9.80%	9.30%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions and Sales	Returns after taxes on distributions and sale of fund shares	10.02%	9.23%	8.74%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index	25.02%	14.52%	13.10%